Contingencies (Details) $ in Millions, $ in Millions, $ in Millions			1 Months Ended				12 Months Ended
	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Contingencies
Income taxes paid									$ 51.2		$ 38.6
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Provincial income taxes assessed	$ 1.4	$ 1.1
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Mexico
Contingencies
Provincial income taxes assessed										$ 14.5	$ 11.4
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Provincial income taxes assessed								$ 6.7	5.3
Percentage of security deposit for notice of objection against reassessment								50.00%				50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded								$ 10.3				$ 8.1
Provincial income taxes assessed								25.3	19.9
Percentage of security deposit for notice of objection against reassessment														50.00%	50.00%	50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2020 | Canada
Contingencies
Provincial income taxes assessed	42.8	$ 33.6
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2020 | Mexico
Contingencies
Provincial income taxes assessed								$ 4.6	3.6
Income taxes paid							$ 71.0		$ 3.8
Tax rate (as a percent)							30.00%	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2020 | Barbados
Contingencies
Provincial income taxes assessed								$ 174.2	$ 136.8
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2015
Contingencies
Contingent liability recorded														$ 419.4		$ 30.3
Tax rate (as a percent)										30.00%	30.00%
Canada Revenue Agency Reassessment Action | 2013 taxation year | Mexico
Contingencies
Provincial income taxes assessed					$ 10.8	$ 8.5
Canada Revenue Agency Reassessment Action | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Provincial income taxes assessed			$ 7.7	$ 6.0
Percentage of security deposit for notice of objection against reassessment			50.00%										50.00%
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded								2.5				2.0
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded								10.3				8.1
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2020 | Mexico
Contingencies
Contingent liability recorded								1.7				1.4
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2020 | Barbados
Contingencies
Contingent liability recorded								65.6				51.5
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Contingent liability recorded	0.2																$ 0.2
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded															$ 5.0	$ 3.9
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded								2.2				1.7
Canada Revenue Agency interest and other penalties | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded								9.2				7.1
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2020 | Canada
Contingencies
Contingent liability recorded	$ 5.3																$ 4.1
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2020 | Mexico
Contingencies
Contingent liability recorded								1.1				0.9
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2020 | Barbados
Contingencies
Contingent liability recorded								$ 14.0				$ 11.0
Canada Revenue Agency interest and other penalties | 2013 taxation year | Mexico
Contingencies
Contingent liability recorded					$ 4.2													$ 3.2
Canada Revenue Agency interest and other penalties | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Contingent liability recorded			$ 3.1										$ 2.4